Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000244815 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	19.53%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	25.73%